UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F


			       FORM 13F COVER PAGE




	Report for the Calendar Year or Quarter Ended: June 30, 2010


Check here if Amendment 		[ ]; Amendment Number: ______

This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	 Gardner Russo & Gardner

Address: 223 East Chestnut Street
	 Lancaster, PA 17602


Form 13F File Number: 028-2635


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Diana Crumay
Title:	Head Account Administrator
Phone:	(717) 299-1385




Signature, Place, and Date of Signing:



				Lancaster, PA                      July 30, 2010
------------------------	-----------------------------     ------------------
[Signature]				[City, State]			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None

				FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:			 0


Form 13F Information Table Entry Total: 	        85


Form 13F Information Table Value Total:         $2,124,877
						(thousands)


List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Eaton Vance Sr Income TR    SF SH BEN INT       27826s103      806   121609 SH       Sole                   121609
3M Company                     COM              88579y101      604     7650 SH       Sole                      650              7000
A T & T Inc                    COM              00206r102      221     9128 SH       Sole                     9050                78
Abbott Labs                    COM              002824100    20194   431670 SH       Sole                   382070             49600
AES Corp                       COM              00130h105      262    28400 SH       Sole                    28400
Alliance One Internatl Inc     COM              018772103       64    18000 SH       Sole                    18000
Altria Group Inc               COM              02209s103   129955  6484799 SH       Sole                  5976460            508339
American Express               COM              025816109     3698    93155 SH       Sole                    86000              7155
American Tower Corp Cl A       COM              029912201     3375    75835 SH       Sole                    75835
Anheuser-Busch Inc             COM              03524a108    30054   625995 SH       Sole                   584580             41415
Aptargroup Inc                 COM              038336103      680    17984 SH       Sole                    16984              1000
Bank Amer Corp                 COM              060505104      284    19790 SH       Sole                    18790              1000
BB&T Corp                      COM              054937107      662    25150 SH       Sole                    25150
Berkshire Hathaway Inc Cl A    COM              084670108   403440     3362 SH       Sole                     3028               334
Berkshire Hathaway Inc Cl B    COM              084670702   107847  1353333 SH       Sole                  1210421            142912
BP PLC ADR                     COM              055622104      269     9311 SH       Sole                     8711               600
Brown-Forman Corp Cl A         COM              115637100    87368  1501171 SH       Sole                  1377171            124001
Brown-Forman Corp Cl B         COM              115637209     9657   168735 SH       Sole                   150794             17941
Carlisle Inc                   COM              142339100     2339    64738 SH       Sole                    64738
Cenovus Energy                 COM              15135u109     1290    50000 SH       Sole                    50000
Chevron Corp                   COM              166764100     4471    65892 SH       Sole                    65192               700
Cisco Sys Inc                  COM              17275r102     1416    66450 SH       Sole                    66450
Coca-Cola                      COM              191216100     3041    60676 SH       Sole                    45800             14876
Comcast Corp New Cl A          COM              20030n101      696    40061 SH       Sole                    39817               244
Comcast Corp Special Cl A      COM              20030n200   140043  8523637 SH       Sole                  7819652            703985
Conocophillips                 COM              20825c104     1668    33979 SH       Sole                    32779              1200
Costco Whsl Corp               COM              22160k105     1461    26650 SH       Sole                    24950              1700
Crane                          COM              224399105     6031   199647 SH       Sole                   177342             22305
Deere & Co                     COM              244199105      575    10325 SH       Sole                    10100               225
Devon Energy Corp              COM              25179m103     1828    30000 SH       Sole                    30000
Diageo PLC Sponsored ADR       COM              25243q205    30111   479925 SH       Sole                   426010             53915
Disney Walt Productions        COM              254687106      554    17600 SH       Sole                    16650               950
Dover Corp                     COM              260003108     1561    37350 SH       Sole                    30050              7300
Du Pont E I De Nemours         COM              263534109      592    17118 SH       Sole                    17118
Encana Corp                    COM              292505104     1517    50000 SH       Sole                    50000
Exxon Mobil Corp               COM              30231g102    11367   199178 SH       Sole                   184557             14621
Fomento Economico Mex Sp ADR   COM              344419106     3646    84500 SH       Sole                    50450             34050
Fulton Finl Corp               COM              360271100     1083   112182 SH       Sole                    84457             27725
General Dynamics Corp          COM              369550108      571     9750 SH       Sole                     9750
General Electric               COM              369604103      281    19520 SH       Sole                    17350              2170
Goldman Sachs Group Inc        COM              38141g104     4680    35650 SH       Sole                    32850              2800
Hasbro Inc                     COM              418056107    41952  1020722 SH       Sole                   941436             79286
Heartland Express Inc          COM              422347104      611    42061 SH       Sole                    36570              5491
Herman Miller Inc              COM              600544100    13760   729189 SH       Sole                   638309             90880
Hormel Foods Corp              COM              440452100    11582   286124 SH       Sole                   252116             34008
I B M                          COM              459200101      921     7460 SH       Sole                     2460              5000
J.P. Morgan Chase              COM              46625h100      743    20300 SH       Sole                      300             20000
Johnson & Johnson              COM              478160104     1061    17971 SH       Sole                    17671               300
Kraft Foods Inc CL A           COM              50075n104      503    17961 SH       Sole                    17961
Leucadia Natl Corp             COM              527288104     2544   130386 SH       Sole                   128686              1700
Lexington Corp PPTYS TR        COM              529043101      144    23957 SH       Sole                    23957
Markel Corp                    COM              570535104    12753    37509 SH       Sole                    34599              2910
Martin Marietta Materials      COM              573284106   127914  1508246 SH       Sole                  1385611            122635
Mastercard Inc Cl A            COM              57636q104    64636   323940 SH       Sole                   292760             31180
Mattel Inc                     COM              577081102      608    28750 SH       Sole                    27250              1500
McCormick Inc                  COM              579780206     5787   152450 SH       Sole                   124350             28100
McDonalds Corp                 COM              580135101      621     9425 SH       Sole                     9275               150
Merck  Inc                     COM              58933Y105      269     7686 SH       Sole                     5686              2000
Mesa RTY TR                    COM              590660106      964    21000 SH       Sole                    21000
Microsoft Corp                 COM              594918104     4780   207722 SH       Sole                   188687             19035
Northern Trust Corp            COM              665859104      234     5000 SH       Sole                     5000
Pepsico Inc                    COM              713448108     7743   127043 SH       Sole                   119066              7977
Philip Morris International In COM              718172109   340356  7424875 SH       Sole                  6771156            653718
Pioneer Nat Res                COM              723787107      517     8700 SH       Sole                     8700
PNC Bank Corp                  COM              693475105      258     4574 SH       Sole                     2774              1800
Praxair Inc                    COM              74005p104     2825    37175 SH       Sole                    31875              5300
Precision Castparts Corp       COM              740189105      710     6900 SH       Sole                     6900
Procter & Gamble               COM              742718109    13289   221557 SH       Sole                   199407             22150
Progressive Corp Ohio          COM              743315103     2806   149914 SH       Sole                   124414             25500
Royal Dutch Shell PLC ADR A    COM              780259206     2905    57844 SH       Sole                    37694             20150
Schlumberger LTD               COM              806857108      553    10000 SH       Sole                    10000
Scotts Miracle-Gro  Cl A       COM              810186106      252     5675 SH       Sole                     2500              3175
Scripps Networks Interactive C COM              811065101    87731  2174790 SH       Sole                  1996162            178628
Staples Inc                    COM              855030102     4409   231430 SH       Sole                   208380             23050
Susquehanna Bancshrs Inc       COM              869099101      163    19581 SH       Sole                    19581
Swiss Helvetia FD Inc          COM              870875101      213    20000 SH       Sole                    20000
Tigerlogic Corp                COM              8867eq101       45    10000 SH       Sole                    10000
Time Warner Inc                COM              887317303      245     8489 SH       Sole                     1823              6666
Unilever NV                    COM              904784709   138357  5064326 SH       Sole                  4581711            482615
Unum Group                     COM              91529y106      201     9250 SH       Sole                     9250
Vornado RLTY TR                COM              929042109      730    10000 SH       Sole                                      10000
Vulcan Materials               COM              929160109     1428    32575 SH       Sole                    28175              4400
Wal Mart Stores Inc            COM              931142103     1212    25222 SH       Sole                    22968              2254
Washington Post Cl B           COM              939640108    65751   160181 SH       Sole                   147906             12274
Wells Fargo                    COM              949746101   139527  5450277 SH       Sole                  4973016            477261